Equipment (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of equipment
Cost	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, February 1, 2018	–	–	–	–	–
Exchange agreement (Note 4(b))	–	5,213	–	–	5,213
Effect of foreign exchange rate changes	–	94	–	–	94

Balance, January 31, 2019	–	5,307	–	–	5,307
Additions	7,349	65,698	200,084	269,611	542,742
Impairment	–	(5,213)	–	–	(5,213)
Effect of foreign exchange rate changes	–	(94)	–	–	(94)

Balance, January 31, 2020	7,349	65,698	200,084	269,611	542,742

Accumulated Depreciation

Balance, February 1, 2018	–	–	–	–	–
Depreciation	–	1,135	–	–	1,135
Effect of foreign exchange rate changes	–	10	–	–	10

Balance, January 31, 2019	–	1,145	–	–	1,145
Depreciation	306	2,615	–	–	2,921
Impairment	–	(1,312)	–	–	(1,312)
Effect of foreign exchange rate changes	–	(257)	–	–	(257)

Balance, January 31, 2020	306	2,191	–	–	2,497

Net book value, January 31, 2020	7,043	63,507	200,084	269,611	540,245
Net book value, January 31, 2019	–	4,162	–	–	4,162
Net book value, February 1, 2018	–	–	–	–	–